Intangible Assets - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 13, 2018	Feb. 20, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 0	€ 0
Payvision Holding BV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of ownership interest acquired	75.00%		75.00%
Goodwill	€ 188,000,000
Makelaarsland B.V [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of ownership interest acquired	90.00%			90.00%
Goodwill	€ 14,000,000